Subsequent Events (Details) - USD ($)					1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 13, 2023	Jan. 11, 2023	Jan. 03, 2023	Dec. 23, 2022	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Jan. 31, 2023	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Extension meeting				$ 450,000
Contribute loan							$ 150,000
Sponsor						$ 25,000	25,000
Outstanding principal balance						755,000	785,000
Total principal amount						$ 1,809,000	$ 0
Warrant [Member]
Subsequent Events (Details) [Line Items]
Price of warrant (in Dollars per share)							$ 1.5
Class A ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary share par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Investment agreement	$ 3,000,000
Price of warrant (in Dollars per share)		$ 1.5
Ordinary share par value (in Dollars per share)		$ 0.0001
Sponsor		$ 3,000,000
Sponsor funded		450,000
Total principal amount		$ 1,750,000
Aggregate price per share (in Dollars per share)		$ 10.167
Redemption amount		$ 265,050,166
Trust account		$ 40,425,891.61
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Price of warrant (in Dollars per share)		$ 1.5
Subsequent Event [Member] | Class A ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Stock holders shares (in Shares)		26,068,281
January 3, 2023 [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Sponsor			$ 250,000
Outstanding principal balance					$ 250,000
January 13, 2023 [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Sponsor	$ 3,000,000
Outstanding principal balance					$ 675,000